Cash and cash equivalents -Summary of Cash and Cash Equivalents (Detail) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and cash equivalents	€ 161,837,429	€ 209,353,132	€ 98,628,871	€ 20,326,372